Document and Entity Information	Dec. 31, 2016
Prospectus:
Document Type	497
Document Period End Date	Dec. 31, 2016
Registrant Name	LAZARD RETIREMENT SERIES INC
Central Index Key	0001033669
Amendment Flag	false
Document Creation Date	Jun. 30, 2016
Document Effective Date	Jun. 30, 2016
Prospectus Date	Apr. 29, 2016